Employee Retirement Plans - Schedule of Expected Benefit Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Ovation Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2026	$ 42,857
2027	43,489
2028	43,786
2029	44,033
2030	43,927
Next five years	212,116
Total expected benefit payments	430,208
Hawkeye Pension Plan
Defined Benefit Plan Disclosure [Line Items]
2026	695
2027	729
2028	777
2029	766
2030	772
Next five years	3,663
Total expected benefit payments	$ 7,402